Summary of significant accounting policies - Intangibles (Details)	12 Months Ended
	Dec. 31, 2022 D shares	Dec. 31, 2021 shares
Summary of significant accounting policies
Settlement period of current receivables	45 days
Number of dilutive instruments held	0	0
Number of trading days considered for determination of exercise price of stock options | D	5
Computer software
Summary of significant accounting policies
Estimated useful life	5 years
Stock option plan
Summary of significant accounting policies
Vesting period of awards	3 years
Expiration term of the awards	7 years
Restricted share units
Summary of significant accounting policies
Expiration term of the awards	36 months
Number of common shares that each award is equivalent to	1
Settlement period of awards	36 months
Deferred share units
Summary of significant accounting policies
Number of common shares that each award is equivalent to	1